FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2012

(unaudited)

	Shares	Value (A)
Common Stocks — 98.4%

Energy — 76.7%
Exploration & Production — 20.8%
Anadarko Petroleum Corp.	300,000	$20,976,000
Apache Corp.	160,000	13,835,200
Devon Energy Corp.	135,000	8,167,500
Energen Corp.	175,000	9,171,750
EOG Resources, Inc.	130,000	14,566,500
EQT Corp.	140,000	8,260,000
Forest Oil Corp. (C)	200,000	1,690,000
Marathon Oil Corp.	175,000	5,174,750
Midstates Petroleum Co., Inc. (C)	250,000	2,162,500
Newfield Exploration Co. (C)	80,000	2,505,600
Noble Energy, Inc.	190,000	17,614,900
Oasis Petroleum, Inc. (B)(C)	150,000	4,420,500
Occidental Petroleum Corp. (E)	360,000	30,981,600
Pioneer Natural Resources Co. (E)	100,000	10,440,000
QEP Resources, Inc. (with attached rights)	190,000	6,015,400
Southwestern Energy Co. (C)	55,000	1,912,900
WPX Energy, Inc. (C)	150,000	2,488,500

		160,383,600

Integrated Oil & Gas — 35.0%
Chevron Corp. (E)	860,000	100,241,600
ConocoPhillips	250,000	14,295,000
Exxon Mobil Corp. (E)(F)	1,458,430	133,373,424
Hess Corp. (E)	225,000	12,087,000
Royal Dutch Shell plc (Class A) ADR (E)	135,903	9,433,027

		269,430,051

Pipelines — 3.3%
Kinder Morgan Inc.	250,000	8,880,000
Spectra Energy Corp.	77,012	2,261,072
Williams Companies, Inc.	400,000	13,988,000

		25,129,072

Refiners — 3.2%
HollyFrontier Corp.	60,000	2,476,200
Marathon Petroleum Corp.	190,000	10,372,100
Phillips 66	250,000	11,592,500

		24,440,800

Services — 14.4%
Baker Hughes, Inc. (E)	60,000	2,713,800
Halliburton Co.	427,500	14,402,475
Nabors Industries Ltd. (C)(E)	119,000	1,669,570
National Oilwell Varco, Inc. (E)	250,000	20,027,500
Oil States International, Inc. (C)(E)	140,000	11,124,400
Schlumberger Ltd.	575,000	41,589,750
Seadrill Ltd. (B)	200,003	7,844,118
Transocean Ltd. (C)	145,000	6,509,050
Weatherford International Ltd. (C)(E)	400,000	5,072,000

		110,952,663

Basic Materials — 18.2%
Chemicals — 12.2%
Air Products and Chemicals, Inc. (E)	100,000	8,270,000
CF Industries Holdings, Inc. (E)	84,069	18,683,495
Dow Chemical Co.	550,000	15,928,000
E.I. du Pont de Nemours and Co.	75,000	3,770,250
FMC Corp. (E)	260,000	14,398,800
LyondellBasell Industries N.V. (Class A)	134,000	6,922,440
Potash Corporation of Saskatchewan Inc. (E)	240,000	10,420,800
Praxair, Inc.	150,000	15,582,000

		93,975,785

Gold & Precious Metals — 1.4%
SPDR Gold Trust (C)(E)	65,000	11,181,300

Industrial Metals — 4.0%
Cliffs Natural Resources Inc. (E)	142,000	5,556,460
Freeport-McMoRan Copper & Gold Inc.	487,000	19,275,460
Teck Resources Ltd. (Class B) (E)	200,000	5,890,000

		30,721,920

Mining — 0.6%
Peabody Energy Corp.	192,440	4,289,487

Utilities — 3.5%
MDU Resources Group, Inc.	187,000	4,121,480
National Fuel Gas Co. (E)	100,000	5,404,000
New Jersey Resources Corp.	280,000	12,801,600
Questar Corp.	206,300	4,194,078

		26,521,158

Total Common Stocks (Cost $442,947,389)		757,025,836

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2012

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 2.0%
Money Market Account — 0.3%
M&T Bank, 0.20%	$2,505,980	$2,505,980

Money Market Funds — 1.7%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.20% (D)	13,078,802	13,078,802
RBC U.S. Government Money Market (Institutional Class I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.06% (D)	10,000	10,000

		13,108,802

Total Short-Term Investments (Cost $15,614,782)		15,614,782

Securities Lending Collateral — 0.3%
(Cost $1,945,350)
Money Market Funds — 0.3%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.17% (D)	1,945,350	1,945,350

Total Investments — 100.7% (Cost $460,507,521)		774,585,968
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.7)%		(5,033,516

Net Assets — 100.0%		$769,552,452

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $64,666,132.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $41,673,300.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2012

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
1,000	Air Products & Chemicals, Inc.	90	Dec 12	$40,000
200	Baker Hughes, Inc.	50	Oct 12	3,600
168	CF Industries Holdings, Inc.	240	Nov 12	56,280
168	CF Industries Holdings, Inc.	250	Jan 13	81,480
500	Chevron Corp.	115	Dec 12	210,000
426	Cliffs Natural Resources Inc.	45	Oct 12	14,484
250	Exxon Mobil Corp.	90	Oct 12	53,500
800	FMC Corp.	60	Oct 12	12,000
250	Hess Corp.	52.50	Oct 12	58,000
250	Hess Corp.	57.50	Nov 12	29,750
1,190	Nabors Industries Ltd.	17	Oct 12	2,380
221	National Fuel Gas Co.	55	Oct 12	20,995
500	National Oilwell Varco, Inc.	90	Nov 12	25,500
324	National Oilwell Varco, Inc.	90	Jan 13	52,812
250	Occidental Petroleum Corp.	90	Oct 12	14,250
312	Oil States International, Inc.	90	Dec 12	59,280
250	Pioneer Natural Resources Co.	125	Dec 12	33,750
44	Pioneer Natural Resources Co.	130	Jan 13	6,160
600	Potash Corporation of Saskatchewan Inc.	47.50	Dec 12	39,000
250	Royal Dutch Shell plc (Class A) ADR	72.50	Oct 12	3,750
100	SPDR Gold Trust	168	Nov 12	64,000
100	SPDR Gold Trust	169	Dec 12	71,500
100	SPDR Gold Trust	170	Jan 13	75,500
100	SPDR Gold Trust	190	Mar 13	31,000
500	Teck Resources Ltd. (Class B)	34	Nov 12	23,000
1,000	Weatherford International Ltd.	14	Nov 12	40,000

9,853				1,121,971

COLLATERALIZED PUTS
84	CF Industries Holdings, Inc.	140	Nov 12	2,100
168	CF Industries Holdings, Inc.	165	Nov 12	7,392
168	CF Industries Holdings, Inc.	165	Jan 13	28,728
83	Chevron Corp.	80	Dec 12	1,162
550	Dow Chemical Co.	27	Dec 12	42,900
201	E.I. du Pont de Nemours and Co.	48	Jan 13	31,557
250	Exxon Mobil Corp.	65	Oct 12	500
250	Exxon Mobil Corp.	65	Jan 13	4,000
250	HollyFrontier Corp.	33.50	Dec 12	16,250
500	LyondellBasell Industries N.V. (Class A)	39	Dec 12	32,500
250	Occidental Petroleum Corp.	82.50	Oct 12	21,750
300	Oil States International, Inc.	70	Dec 12	55,500
300	Oil States Internationa,l Inc.	70	Mar 13	114,000
500	Peabody Energy Corp.	20	Dec 12	59,500
250	Pioneer Natural Resources Co.	85	Dec 12	46,250
58	Praxair, Inc.	90	Oct 12	870
150	Praxair, Inc.	90	Jan 13	21,000
500	Seadrill Ltd.	34.85	Oct 12	5,000
575	Schlumberger Ltd.	60	Nov 12	15,525
500	Southwestern Energy Co.	28	Dec 12	21,500
250	Southwestern Energy Co.	30	Dec 12	19,000
250	Southwestern Energy Co.	29	Jan 13	20,000
50	SPDR Gold Trust	142	Oct 12	150
100	SPDR Gold Trust	166	Oct 12	6,300
50	SPDR Gold Trust	150	Nov 12	750
50	SPDR Gold Trust	140	Dec 12	700
50	SPDR Gold Trust	140	Jan 13	1,300
50	SPDR Gold Trust	166	Mar 13	28,000
250	Transocean Ltd.	45	Nov 12	63,250

6,987				667,434

	Total Option Liability (Unrealized Gain of $549,124)			$1,789,405

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2012 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$757,025,836	$--	$--	$757,025,836
Short-term investments	15,614,782	--	--	15,614,782
Securities lending collateral	1,945,350	--	--	1,945,350

Total investments	$774,585,968	$--	$--	$774,585,968

Written options	$(1,789,405)	$--	$--	$(1,789,405)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2012.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2012 was $460,507,521 and net unrealized appreciation aggregated $314,078,447, of which the related gross unrealized appreciation and depreciation were $338,979,856 and $(24,901,409), respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2012, the Fund had securities on loan of $1,923,086 and held cash collateral of $1,945,350; additional collateral was delivered the next business day in accordance with the procedure described above. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 19, 2012

By:	/s/ Brian S. Hook
Brian S. Hook
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 19, 2012